Right-of-use assets	9 Months Ended
May 31, 2024
Right-of-use assets
Right-of-use assets

6. Right-of-use assets

		Computer		Boat rental
	Premises	equipment	Rolling stock	fleet	Total
	$	$	$	$	$
Cost
Balance at August 31, 2022	2,880,039	3,646	88,020	211,459	3,183,164
Additions	921,498	—	—	—	921,498
Disposals	—	—	(46,200)	(170,298)	(216,498)
Transferred to property and equipment	—	(3,646)	—	(41,161)	(44,807)
Currency translation	38,254	—	2,100	—	40,354
Balance at August 31, 2023	3,839,791	—	43,920	—	3,883,711
Additions	—	—	38,283	—	38,283
Deconsolidation on sale of subsidiary	(1,545,922)	—	(46,550)	—	(1,592,472)
Currency translation	15,263	—	1,326	—	16,589
Balance at May 31, 2024	2,309,132	—	36,979	—	2,346,111

Accumulated depreciation
Balance at August 31, 2022	822,407	2,878	20,315	76,464	922,064
Depreciation	615,937	768	23,934	21,442	662,081
Disposal	—	(3,646)	(13,475)	(97,906)	(115,027)
Balance at August 31, 2023	1,438,344	—	30,774	—	1,469,118
Depreciation	455,696	—	24,107	—	479,803
Deconsolidation on sale of subsidiary	(741,548)	—	(42,092)	—	(783,640)
Balance at May 31, 2024	1,152,492	—	12,789	—	1,165,281

Net carrying amount
As at August 31, 2023	2,401,447	—	13,146	—	2,414,593
As at May 31, 2024	1,156,640	—	24,190	—	1,180,830